Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
REX AI Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX AI Equity Premium Income ETF
Class Name	REX AI Equity Premium Income ETF
Trading Symbol	AIPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX AI Equity Premium Income ETF for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/aipi/. You can also request this information by contacting us at (844) 802‑4004.
Additional Information Phone Number	(844) 802‑4004
Additional Information Website	www.rexshares.com/aipi/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX AI Equity Premium Income ETF	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform?

• For the period of June 1, 2025 to May 31, 2026, the REX AI Equity Premium Income ETF (the "Fund") returned 32.33%.

• In comparison, the S&P 500 Index returned 29.78% for the same period.

What affected the Fund's performance?

• AI-related equities were strong but volatile during the period. While the broader U.S. equity market (as measured by the S&P 500 Index) generated solid returns, companies tied to artificial intelligence infrastructure, semiconductors, and AI software experienced sharper swings, including a drawdown earlier in the period followed by a strong recovery.

• The Fund's stock portfolio is selected from the BITA AI Leaders Select Index, an index tracking U.S.-listed companies at the forefront of AI technology, which returned 80.56% for the period.

• The Fund's strategy of selling covered calls caused performance to depend not only on the price returns of the underlying equity holdings, but also on how those prices moved over time. Strong upside volatility in several AI-related equities during the period limited the Fund's participation in equity gains versus the BITA AI Leaders Select Index, which is the primary reason the Fund returned 32.33% while the underlying index returned 80.56%. Option premium income contributed positively to the Fund's total return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
REX AI Equity Premium Income ETF	32.33%	22.74%
S&P 500® Index	29.78%	21.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/aipi/ for more recent performance information.
Net Assets	$ 435,961,504
Holdings Count | Holdings	96
Advisory Fees Paid, Amount	$ 2,398,588
Investment Company, Portfolio Turnover	46.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Net Assets	$435,961,504
Number of Holdings	96
Total Advisory Fee Paid	$2,398,588
Portfolio Turnover Rate	46.44%

Holdings [Text Block]	Industry Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
CrowdStrike Holdings, Inc.	12.93%
Palantir Technologies Inc.	9.11%
Nvidia Corp.	8.92%
Astera Labs, Inc.	7.80%
Datadog, Inc. Class A	7.21%
Micron Technology, Inc.	4.50%
Super Micro Computer, Inc.	4.28%
IonQ, Inc.	3.92%
Palo Alto Networks, Inc.	3.91%
Advanced Micro Devices	3.60%